As filed with the Securities and Exchange Commission on June 28, 2007




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21597


                             PRIMECAP ODYSSEY FUNDS
               (Exact name of registrant as specified in charter)


                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
              (Address of principal executive offices) (Zip code)


                              DAVID H. VAN SLOOTEN
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                    (Name and address of agent for service)


                                 (626) 304-9222
               Registrant's telephone number, including area code


Date of fiscal year end: OCTOBER 31, 2007




Date of reporting period:  APRIL 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.



SEMIANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2007





                            LOGO   PRIMECAP(r)
                            -----ODYSSEY FUNDS















                                PRIMECAP ODYSSEY STOCK FUND
                               PRIMECAP ODYSSEY GROWTH FUND
                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

(GRAPHIC)   TABLE OF CONTENTS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

Performance Graphs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Expense Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

Sector Breakdown . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

      PRIMECAP Odyssey Stock Fund . . . . . . . . . . . . . . . . . . . . . . 16

      PRIMECAP Odyssey Growth Fund . . . . . . . . . . . . . . . . . . . . . .20

      PRIMECAP Odyssey Aggressive Growth Fund . . . . . . . . . . . . . . . . 24

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . .28

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .29

Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . .30

      PRIMECAP Odyssey Stock Fund . . . . . . . . . . . . . . . . . . . . . . 30

      PRIMECAP Odyssey Growth Fund . . . . . . . . . . . . . . . . . . . . . .31

      PRIMECAP Odyssey Aggressive Growth Fund . . . . . . . . . . . . . . . . 32

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33

      PRIMECAP Odyssey Stock Fund . . . . . . . . . . . . . . . . . . . . . . 33

      PRIMECAP Odyssey Growth Fund . . . . . . . . . . . . . . . . . . . . . .34

      PRIMECAP Odyssey Aggressive Growth Fund . . . . . . . . . . . . . . . . 35

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . 36

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .42

Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43

(GRAPHIC)   LETTER TO SHAREHOLDERS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

From November 1, 2006 through April 30, 2007, the PRIMECAP Odyssey Stock, Growth, and Aggressive Growth Funds produced total returns of 8.49%, 7.82%, and 9.77%, respectively. The Standard & Poor's 500 Composite Stock Index (S&P 500) produced a total return of 8.60% during the same period. The last six months were disappointing for the Stock and Growth Funds.

All three PRIMECAP Odyssey Funds have been and continue to be heavily weighted in growth stocks and underweighted in value stocks. During the last six months, this was an impediment to the performance of the Funds, as value stock returns have continued to outpace growth returns. While several value-heavy indices reached record highs, the NASDAQ and other growth-heavy indices remain significantly below their peak levels of early 2000. We are now in the seventh year of a relative bear market for growth stocks. For us, the period represented a stubborn continuity of a market in which investors have been favoring stocks with high relative free cash flow and dividend yields and disfavoring stocks that, in our view, have compelling growth prospects. The valuation differential between growth and value stocks remains near a 20-year low. In other words, growth stocks, relative to value stocks, have not been this cheap in 20 years.

The favoritism investors evinced towards value manifested itself most acutely in the performance delivered by the S&P Utilities sector, which produced a total return of 18.0% during the period. Utilities, which boast the highest average dividend yield of all of S&P sectors, have attracted significant capital from aging baby boomers seeking tax efficient yields. All three PRIMECAP Odyssey Funds suffered from our 0% allocation to this sector. This sector, which has traditionally traded at a discount to the S&P 500, now trades at a premium to the overall index.

The S&P Materials sector returned 16.6% during the period, as commodity prices continued to remain high relative to historical levels. Several mergers and acquisitions in the sector fueled investor interest and multiple expansion. While our stock selections in all three Funds outperformed the S&P Materials sector, our allocation to this sector was not sufficient to make up for our other shortfalls during the period.

Persistently high oil prices enabled the S&P Energy sector to deliver outstanding returns during the period. While our stock selections in all three Funds outpaced the benchmark's sector return of 14.3%, our significant under-allocation to this sector did not allow the Funds to benefit substantively.

All three Funds suffered from our substantial weighting in Information Technology (IT), which produced gains that trailed most other sectors. While the S&P Health Care sector produced a respectable 9.3% gain, our stock selections in the Stock and Growth Funds hurt us, and we saw much more modest returns.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------


PRIMECAP ODYSSEY STOCK FUND

From November 1, 2006 through April 30, 2007, the PRIMECAP Odyssey Stock Fund's total return of 8.49% trailed the 8.60% return recorded by the unmanaged S&P 500 Index. The Stock Fund's underperformance was primarily attributable to disappointing sector allocation, with mixed results from stock selection.

Our most heavily weighted sector in the Stock Fund was Health Care, which constituted 24.3% of the portfolio and exceeded the S&P Health Care sector weighting by over 12 percentage points. Our Health Care investments returned 3.2% during the period, trailing the benchmark return of 9.3%. Positive results from Eli Lilly, Medtronic, and GlaxoSmithKline were not substantial enough to offset declines from Amgen, Novartis, and Boston Scientific.

Our Information Technology investments appreciated 6.4% versus the S&P IT sector return of 6.5%. Strong results from Texas Instruments, EMC, ASML, and Corning were not sufficient to offset pullbacks from Motorola, Intuit, Symantec, and NVIDIA.

Our strongest returns this period came from our Consumer Discretionary holdings. Sony, Amazon, Whirlpool, and Chico's delivered exceptional returns. Our airlines, particularly Alaska and Jet Blue, saw sharp declines during the period.

The table on the following page lists the top ten holdings, which collectively represent 28.0% of the total portfolio at the period end. Four of our five most heavily weighted investments are in the Health Care sector. We continue to believe that longer lifespans and baby-boomer retirements will drive significant long-term growth in the use of pharmaceutical products, biotechnology products, and medical devices. While safety issues and negative press have depressed returns among several of our Health Care holdings, we believe that the therapeutic benefits of the drugs and devices in which we are invested more than offset the safety issues that have arisen. Health Care valuations, in our assessment, are extremely compelling and are pricing in almost none of the long-term growth that we believe will occur in this sector.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

   PRIMECAP ODYSSEY STOCK FUND                             ENDING % OF
   TOP 10 HOLDINGS AS OF 4/30/07                         TOTAL PORTFOLIO*
   -----------------------------------------------------------------------
   Eli Lilly & Co.                                           4.33
   Novartis AG (ADS)                                         3.60
   Amgen Inc.                                                3.45
   Medtronic Inc.                                            3.06
   Southwest Airlines Co.                                    2.54
   GlaxoSmithKline PLC (ADS)                                 2.32
   Sony Corp. (ADS)                                          2.24
   KLA-Tencor Corp.                                          2.22
   Boston Scientific Corp.                                   2.18
   Texas Instruments Inc.                                    2.05
   -----------------------------------------------------------------------
   TOTAL % OF PORTFOLIO                                     27.99
   -----------------------------------------------------------------------

   * The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

PRIMECAP ODYSSEY GROWTH FUND

From November 1, 2006 through April 30, 2007, the PRIMECAP Odyssey Growth Fund's total return of 7.82% trailed the 8.60% return recorded by the unmanaged S&P 500 Index and the 8.42% return recorded by the Russell 1000 Growth Index. The Growth Fund's underperformance was driven primarily by unfavorable sector allocation, with mixed results from stock selection.

Our IT investments constituted 31.2% of the total portfolio, exceeding the S&P IT sector weighting by over 15 percentage points. Our IT investments appreciated approximately 7.4% versus the S&P IT sector return of 6.5%. Strong returns from ASML Holdings, Stratasys, VeriSign, and Texas Instruments offset disappointments from Intuit, Motorola, and Micron Technology. Although our IT selections outperformed the S&P IT sector, they were not sufficient to beat the overall market. As a result, our heavy allocation to this underperforming sector accounted for much of the Fund's disappointing results.

Our Health Care investments constituted 26.6% of the Growth Fund's portfolio and exceeded the S&P Health Care sector weighting by over 14 percentage points. Our Health Care investments returned approximately 6.9% during the period, trailing the benchmark return of 9.3%. Strong returns from Possis Medical and Kinetic Concepts were offset by declines from Amgen, Boston Scientific, and Novartis.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

The Growth Fund benefited substantially from its Consumer Discretionary holdings, which appreciated approximately 14.6% versus the S&P Consumer Discretionary sector return of 5.3%. Excellent returns from Sony, Chico's, and Amazon offset disappointing results from Dress Barn and Harman International.

Our airline investments also detracted from the Fund's returns. While our selections in Materials and Energy outperformed their benchmarks, our weightings in these sectors were not sufficient to contribute meaningfully to the Growth Fund's returns.

The table below lists the top ten holdings, which collectively represent 24.4% of the total portfolio at the period end. Our five most heavily weighted investments are in the Health Care sector. We continue to believe that longer lifespans and baby-boomer retirements will drive significant long-term growth in the use of pharmaceutical products, biotechnology products, and medical devices. While safety issues and negative press have depressed returns among several of our Health Care holdings, we believe that the therapeutic benefits of the drugs and devices in which we are invested more than offset the safety issues that have arisen. Health care valuations, in our assessment, are extremely compelling and are pricing in almost none of the long-term growth that we believe will occur in this sector.

   PRIMECAP ODYSSEY GROWTH FUND                            ENDING % OF
   TOP 10 HOLDINGS AS OF 4/30/07                         TOTAL PORTFOLIO*
   -----------------------------------------------------------------------
   Eli Lilly & Co.                                           4.08
   Medtronic Inc.                                            2.79
   Novartis AG (ADS)                                         2.72
   Amgen Inc.                                                2.55
   Affymetrix Inc.                                           2.34
   Sony Corp. (ADS)                                          2.23
   Southwest Airlines Co.                                    2.15
   Roche Holding AG                                          1.95
   FormFactor Inc.                                           1.81
   Texas Instruments Inc.                                    1.74
   -----------------------------------------------------------------------
   TOTAL % OF PORTFOLIO                                     24.36
   -----------------------------------------------------------------------

   * The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From November 1, 2006 through April 30, 2007, the PRIMECAP Odyssey Aggressive Growth Fund's return of 9.77% exceeded the 8.60% return recorded by the unmanaged S&P 500 Index but trailed the 11.77% return recorded by the Russell MidCap Growth Index.

Our most heavily weighted sector in this Fund was Information Technology (IT), which constituted 41.1% of our portfolio and exceeded the S&P IT sector weighting by over 25 percentage points. Our stock selections returned approximately 9.5% versus the S&P IT return of 6.5%, driven by strong returns from Stratasys, Altera, ASML Holdings, FARO Technologies, and VeriSign, which more than offset disappointing results from Avocent, Intuit, Micron Technology, and Cymer.

Although the Fund was substantially underweight in Energy, favorable stock selection produced a return of approximately 19.8% versus the S&P Energy sector return of 14.3%. Our strongest contributors in this sector were National Oilwell Varco, EOG Resources, and Transocean Inc.

Our overweight position in Health Care returned approximately 11.7% versus the S&P Health Care sector return of 9.3%. Returns from Kinetic Concepts, Affymetrix, and Possis Medical offset losses from Pharmacyclics, Boston Scientific, and Dyax.

The Fund benefited substantially from its Consumer Discretionary holdings, which appreciated approximately 16.7% versus the S&P Consumer Discretionary sector return of 5.3%. Strong returns from Amazon and Chico's accounted for the majority of the sector's outperformance.

Our largest disappointment in the Aggressive Growth Fund came from our investments in the Industrials sector. Our Industrials holdings produced a return of -9.3% vs. the S&P Industrials return of 9.7%. Sharp declines among our airlines accounted for this detraction.

The table on the following page lists the top ten holdings, which collectively represent 26.6% of the total portfolio at the period end. Many of our selections in the Aggressive Growth Fund have been and will continue to be volatile, as their valuations are based on expectations of future revenue streams from innovative new technologies, drugs, and medical devices. Expectations of future revenues can change substantially from quarter to quarter, with little or no new data precipitating such changes in sentiment. We believe that over long-term time horizons, sentiment becomes less relevant, and substantial earnings, once they manifest, could enable these types of investments to recover and ultimately outperform.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

   PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND                  ENDING % OF
   TOP 10 HOLDINGS AS OF 4/30/07                         TOTAL PORTFOLIO*
   -----------------------------------------------------------------------
   Altera Corp.                                               3.12
   Avocent Corp.                                              3.11
   Boston Scientific Corp.                                    2.78
   MarketAxess Holdings Inc.                                  2.75
   Roche Holding AG                                           2.73
   Affymetrix Inc.                                            2.56
   Avid Technology Inc.                                       2.49
   Quiksilver Inc.                                            2.38
   FormFactor Inc.                                            2.36
   American Italian Pasta Co. (Cl A)                          2.28
   -----------------------------------------------------------------------
   TOTAL % OF PORTFOLIO                                      26.56
   -----------------------------------------------------------------------

   * The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

STRUCTURE OF PORTFOLIO, POSITIONING, AND OUTLOOK FOR THE
PRIMECAP ODYSSEY FUNDS

We feel that the current equity investment environment has given us opportunities to buy equities with exciting prospects at reasonable prices. Even if the unusually narrow valuation differential between growth and value stocks were to persist, we would expect growth companies to outperform the broad market by virtue of their superior earnings growth. If growth stocks' recent valuation compression reverses and the historical premium awarded to earnings growth begins to return, growth investors should see even stronger returns.

While the PRIMECAP Odyssey Growth and Aggressive Growth Funds are growth products and, as such, have a growth bias in their charter, we have also heavily weighted growth equities in the PRIMECAP Odyssey Stock Fund. Many traditional growth stocks are now trading at discounts to traditional value stocks. The P/E ratios of many health care and information technology companies are lower than many utilities, for example. For many stocks in the S&P 500, investors are now paying a premium for value and a discount for growth.

We continue to believe that the emergence of a global middle class will produce significant demand for the drugs, chips, consumer products, and software in which we are heavily invested. At the same time, the valuations of many of these companies would imply that minimal growth is ahead. We believe that the coming years will resolve this paradox in our favor.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

In closing, we would like to thank you for entrusting your hard-earned capital with us. We will continue to work diligently to prove worthy of that trust.

Sincerely,



PRIMECAP Management Company




--------------------------------------------------------------------------------
THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVES ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY THAN LARGER COMPANIES. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES, WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. MUTUAL FUND INVESTING INVOLVES RISK, AND LOSS OF PRINCIPAL IS POSSIBLE. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The advisor has a contractual agreement in place to waive fees through October 31, 2007. Currently, the expense limitations have not been exceeded.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed and should not be considered investment advice.

The Standard & Poor's 500 Composite Stock Index is a broad based index of 500 stocks, which is widely recognized as representative of the market in general. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Growth Index measure the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The NASDAQ Composite Index measures all NASDAQ domestic and non-US based common stocks listed on The NASDAQ Stock Market. The Index is market value weighted. The NASDAQ Stock Market is an electronic screen-based securities market with approximately 3200 listed companies. These indices do not incur expenses and are not available for investment.

Price to earnings is calculated by dividing the current price of the stock by the company's earnings per share. Free cash flow is net income plus amortization/depreciation less changes in working capital and capital expenditures. Dividend yield is annual dividends per share divided by price per share.

Please refer to the Schedule of Investments for details of Fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. (06/07)

------------
NOTE: SECTOR WEIGHTINGS ARE BASED ON AVERAGE WEIGHT FOR THE PERIOD.

(GRAPHIC)   PERFORMANCE GRAPHS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2007 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(GRAPH OMITTED)

                       PRIMECAP Odyssey                    S&P 500
      Date                Stock Fund                        Index
     -------------------------------------------------------------
     11/1/04               $10,000                         $10,000
     1/31/05                10,610                          10,493
     4/30/05                10,490                          10,324
     7/31/05                11,530                          11,064
     10/31/05               11,480                          10,868
     1/31/06                12,767                          11,581
     4/30/06                13,047                          11,914
     7/31/06                12,496                          11,658
     10/31/06               13,487                          12,643
     1/31/07                14,158                          13,261
     4/30/07                14,632                          13,729



                                             TOTAL RETURN
                                       PERIOD ENDED APRIL 30, 2007
                                       ---------------------------
                                                         ANNUALIZED
                                                      SINCE INCEPTION
                                       1 YEAR            (11/01/04)
                                       ------            ----------

PRIMECAP Odyssey Stock Fund             12.15%              16.50%

S&P 500 Index*                          15.24%              13.57%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2007 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(GRAPH OMITTED)

                       PRIMECAP Odyssey                    S&P 500
      Date               Growth Fund                        Index
     -------------------------------------------------------------
     11/1/04               $10,000                         $10,000
     1/31/05                10,550                          10,493
     4/30/05                10,450                          10,324
     7/31/05                11,540                          11,064
     10/31/05               11,620                          10,868
     1/31/06                12,908                          11,581
     4/30/06                13,208                          11,914
     7/31/06                12,688                          11,658
     10/31/06               13,769                          12,643
     1/31/07                14,420                          13,261
     4/30/07                14,845                          13,729



                                             TOTAL RETURN
                                       PERIOD ENDED APRIL 30, 2007
                                       ---------------------------
                                                         ANNUALIZED
                                                      SINCE INCEPTION
                                       1 YEAR            (11/01/04)
                                       ------            ----------

PRIMECAP Odyssey Growth Fund            12.39%              17.17%

S&P 500 Index*                          15.24%              13.57%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2007 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(GRAPH OMITTED)

                       PRIMECAP Odyssey                    S&P 500
      Date          Aggressive Growth Fund                  Index
     -------------------------------------------------------------
     11/1/04               $10,000                         $10,000
     1/31/05                10,500                          10,493
     4/30/05                 9,890                          10,324
     7/31/05                11,220                          11,064
     10/31/05               11,240                          10,868
     1/31/06                12,790                          11,581
     4/30/06                13,110                          11,914
     7/31/06                12,310                          11,658
     10/31/06               13,920                          12,643
     1/31/07                14,915                          13,261
     4/30/07                15,280                          13,729



                                             TOTAL RETURN
                                       PERIOD ENDED APRIL 30, 2007
                                       ---------------------------
                                                         ANNUALIZED
                                                      SINCE INCEPTION
                                       1 YEAR            (11/01/04)
                                       ------            ----------

PRIMECAP Odyssey Aggressive
  Growth Fund                           16.55%              18.54%

S&P 500 Index*                          15.24%              13.57%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT
GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

----------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

(GRAPHIC)   EXPENSE EXAMPLE - (UNAUDITED)
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

As a shareholder of one or more of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table adjacent to the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE - (UNAUDITED)
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

                                        BEGINNING        ENDING        EXPENSES PAID     EXPENSE RATIO
                                         ACCOUNT         ACCOUNT       DURING PERIOD*    DURING PERIOD*
                                          VALUE           VALUE         (10/31/06 TO      (10/31/06 TO
                                        (10/31/06)      (04/30/07)       04/30/07)          04/30/07)
--------------------------------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND
Actual Performance                      $1,000.00       $1,084.90         $4.31              0.83%
Hypothetical Performance
       (5% return before expenses)      $1,000.00       $1,020.66         $4.17              0.83%
--------------------------------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND
Actual Performance                      $1,000.00       $1,078.20         $3.92              0.76%
Hypothetical Performance
       (5% return before expenses)      $1,000.00       $1,021.02         $3.81              0.76%
--------------------------------------------------------------------------------------------------------
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
Actual Performance                      $1,000.00       $1,097.70         $4.09              0.79%
Hypothetical Performance
       (5% return before expenses)      $1,000.00       $1,020.89         $3.94              0.79%
--------------------------------------------------------------------------------------------------------
-------------
     *  Expenses are equal to the Funds' annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

(GRAPHIC)   SECTOR BREAKDOWN
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

                           PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------
              Consumer Discretionary                             16.0%
              Consumer Staples                                    0.1%
              Energy                                              5.4%
              Financials                                          7.6%
              Health Care                                        25.6%
              Industrials                                        11.9%
              Information Technology                             17.2%
              Materials                                           5.2%
              Telecommunication Services                          1.8%
              Short Term Investments                              9.2%
            --------------------------------------------------------------------
              TOTAL                                             100.0%
            --------------------------------------------------------------------


                          PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------
              Consumer Discretionary                             13.2%
              Energy                                              4.8%
              Financials                                          5.5%
              Health Care                                        27.3%
              Industrials                                         7.8%
              Information Technology                             32.2%
              Materials                                           0.9%
              Telecommunication Services                          1.5%
              Short Term Investments                              6.8%
            --------------------------------------------------------------------
              TOTAL                                             100.0%
            --------------------------------------------------------------------

The tables above list sector allocations as a percentage of each Fund's total investments as of April 30, 2007. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SECTOR BREAKDOWN
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            --------------------------------------------------------------------
              Consumer Discretionary                              7.4%
              Consumer Staples                                    2.6%
              Energy                                              3.6%
              Financials                                          4.4%
              Health Care                                        23.3%
              Industrials                                         6.4%
              Information Technology                             40.3%
              Materials                                           0.4%
              Telecommunication Services                          1.4%
              Short Term Investments                             10.2%
            --------------------------------------------------------------------
              TOTAL                                             100.0%
            --------------------------------------------------------------------

The table above lists sector allocations as a percentage of the Fund's total investments as of April 30, 2007. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

(GRAPHIC)   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------
            APRIL 30, 2007 - (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 90.4%

CONSUMER DISCRETIONARY: 15.9%
      43,000     Amazon.com, Inc. (a) .........................     $  2,637,190
      54,200     Bed Bath & Beyond, Inc. (a) ..................        2,208,108
      32,800     CarMax, Inc. (a) .............................          817,376
      57,400     Chico's FAS, Inc. (a) ........................        1,513,064
      30,000     Comcast Corp. - Class A (a) ..................          799,800
      45,100     DIRECTV Group, Inc. (The) (a) ................        1,075,184
      35,000     Dow Jones & Co, Inc. .........................        1,271,550
      60,000     Dress Barn, Inc. (a) .........................        1,194,600
      30,000     Eastman Kodak Co. ............................          747,300
      15,900     Kohl's Corp. (a) .............................        1,177,236
      20,000     Mattel, Inc. .................................          566,000
       7,000     Men's Wearhouse, Inc. ........................          302,890
       3,600     Nordstrom, Inc. ..............................          197,712
      68,500     Sony Corp. - ADR .............................        3,648,310
       4,050     Target Corp. .................................          240,449
      93,950     TJX Cos, Inc. ................................        2,620,265
      13,000     Viacom, Inc. - Class B (a) ...................          536,250
      45,500     Walt Disney Co. (The) ........................        1,591,590
      28,000     Whirlpool Corp. ..............................        2,968,840
                                                                    ------------
                                                                      26,113,714
                                                                    ------------
CONSUMER STAPLES: 0.1%
      10,700     Cott Corp. (a) ...............................          173,233
                                                                    ------------
ENERGY: 5.4%
      17,400     Arch Coal, Inc. ..............................          627,618
       2,000     ConocoPhillips ...............................          138,700
      29,000     EnCana Corp. .................................        1,521,050
      19,500     EOG Resources, Inc. ..........................        1,432,080
       1,400     GlobalSantaFe Corp. ..........................           89,502
       8,000     Murphy Oil Corp. .............................          443,520
      13,422     National Oilwell Varco, Inc. (a) .............        1,138,857
         550     Noble Corp. ..................................           46,315
      27,000     Peabody Energy Corp. .........................        1,295,460
       1,100     Pioneer Natural Resources Co. ................           55,220
       6,200     Pogo Producing Co. ...........................          299,212
      23,600     Schlumberger Ltd. ............................        1,742,388
                                                                    ------------
                                                                       8,829,922
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                  Value
--------------------------------------------------------------------------------
FINANCIALS: 7.6%
      38,300     American International Group, Inc. ...........     $  2,677,553
      47,100     Bank of New York Co., Inc. (The) .............        1,906,608
         570     Berkshire Hathaway, Inc. - Class B (a) .......        2,067,960
      10,000     Chubb Corp. ..................................          538,300
      22,000     Fannie Mae ...................................        1,296,240
       5,500     Fifth Third Bancorp ..........................          223,245
      84,950     Marsh & McLennan Cos, Inc. ...................        2,698,012
       4,950     MBIA, Inc. ...................................          344,322
      12,000     Travelers Cos, Inc. ..........................          649,200
                                                                    ------------
                                                                      12,401,440
                                                                    ------------
HEALTH CARE: 25.5%
      93,100     Affymetrix, Inc. (a) .........................        2,445,737
      87,700     Amgen, Inc. (a) ..............................        5,625,078
      59,050     Biogen Idec, Inc. (a) ........................        2,787,750
     229,656     Boston Scientific Corp. (a) ..................        3,545,889
     119,400     Eli Lilly & Co. ..............................        7,060,122
      65,500     GlaxoSmithKline PLC - ADR ....................        3,784,590
      94,300     Medtronic, Inc. ..............................        4,991,299
     101,050     Novartis AG - ADR ............................        5,869,994
       2,400     Pfizer, Inc. .................................           63,504
      15,900     Roche Holding AG - CHF .......................        3,004,248
      24,500     Sepracor, Inc. (a) ...........................        1,315,160
      19,900     Waters Corp. (a) .............................        1,182,657
                                                                    ------------
                                                                      41,676,028
                                                                    ------------
INDUSTRIALS: 11.8%
      10,000     3M Co. .......................................          827,700
      35,000     Alaska Air Group, Inc. (a) ...................        1,036,000
      15,000     Alexander & Baldwin, Inc. ....................          801,750
      78,000     AMR Corp. (a) ................................        2,035,020
      23,800     Avery Dennison Corp. .........................        1,480,360
       4,100     Boeing Co. ...................................          381,300
       2,200     Burlington Northern Santa Fe Corp. ...........          192,588
      16,000     Canadian National Railway Co. ................          803,840
      15,200     Caterpillar, Inc. ............................        1,103,824
      18,000     Chicago Bridge & Iron Co. N.V ................          623,340
       2,000     Deere & Co. ..................................          218,800
       2,050     Fluor Corp. ..................................          196,021

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                  Value
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
      24,000     General Electric Co. .........................     $    884,640
      29,600     JetBlue Airways Corp. (a) ....................          293,336
      37,100     McDermott International, Inc. (a) ............        1,990,786
       5,200     Norfolk Southern Corp. .......................          276,848
      24,700     Pall Corp. ...................................        1,036,165
     288,300     Southwest Airlines Co. .......................        4,137,105
       2,300     Thomas & Betts Corp. (a) .....................          125,304
       7,800     Union Pacific Corp. ..........................          891,150
                                                                    ------------
                                                                      19,335,877
                                                                    ------------
INFORMATION TECHNOLOGY: 17.1%
      16,250     Accenture Ltd. - Class A .....................          635,375
       9,300     Agilent Technologies, Inc. (a) ...............          319,641
      64,300     Applied Materials, Inc. ......................        1,235,846
      55,700     ASML Holding N.V. - ADR (a) ..................        1,517,825
       6,400     Comverse Technology, Inc. (a) ................          145,152
      65,000     Corning, Inc. (a) ............................        1,541,800
     108,900     EMC Corp. (a) ................................        1,653,102
      80,000     Intel Corp. ..................................        1,720,000
      76,000     Intuit, Inc. (a) .............................        2,162,200
      65,000     KLA-Tencor Corp. .............................        3,610,750
      16,000     L.M. Ericsson Telephone Co. - ADR ............          610,720
      65,000     Microsoft Corp. ..............................        1,946,100
      27,500     Motorola, Inc. ...............................          476,575
      33,200     Nortel Networks Corp. (a) ....................          759,616
      18,000     NVIDIA Corp. (a) .............................          592,020
      86,500     Oracle Corp. (a) .............................        1,626,200
       7,200     Paychex, Inc. ................................          267,120
       6,800     Research In Motion Ltd. (a) ..................          894,744
     142,100     Symantec Corp. (a) ...........................        2,500,960
      97,000     Texas Instruments, Inc. ......................        3,333,890
       1,138     Verigy Ltd (a) ...............................           28,757
      13,000     Yahoo!, Inc. (a) .............................          364,520
                                                                    ------------
                                                                      27,942,913
                                                                    ------------
MATERIALS: 5.2%
      24,500     Alcoa, Inc. ..................................          869,505
      87,780     Domtar Corp. (a) .............................          855,855
       3,000     Dow Chemical Co. (The) .......................          133,830
      18,000     Freeport-McMoRan Copper & Gold, Inc. .........        1,208,880


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                  Value
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
      18,000     MeadWestvaco Corp. ...........................     $    600,480
       2,000     Minerals Technologies, Inc. ..................          127,240
      14,300     Monsanto Co. .................................          843,557
      18,000     Newmont Mining Corp. .........................          750,600
       7,000     Potash Corp. of Saskatchewan .................        1,256,640
       5,950     Praxair, Inc. ................................          384,072
       8,000     Vulcan Materials Co. .........................          989,360
       6,525     Weyerhaeuser Co. .............................          516,911
                                                                    ------------
                                                                       8,536,930
                                                                    ------------
TELECOMMUNICATION SERVICES: 1.8%
     148,350     Sprint Corp. .................................        2,971,451
                                                                    ------------
TOTAL COMMON STOCKS
           (cost $130,005,216) ................................      147,981,508
                                                                    ------------


Principal
  Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.1%
 $14,898,172     Dreyfus Treasury Cash Management .............     $ 14,898,172
           (cost $14,898,172)                                       ------------
TOTAL INVESTMENTS
           (cost $144,903,388): 99.5% .........................      162,879,680
Other Assets in Excess of Liabilities: 0.5% ...................          742,026
                                                                    ------------
TOTAL NET ASSETS: 100.0% ......................................     $163,621,706
                                                                    ============

------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a)   Non Income Producing.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

(GRAPHIC)   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------
            APRIL 30, 2007 - (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 94.0%

CONSUMER DISCRETIONARY: 13.3%
      220,000    99 Cents Only Stores (a) .....................   $   3,146,000
       34,000    Amazon.com, Inc. (a) .........................       2,085,220
      119,200    Bed Bath & Beyond, Inc. (a) ..................       4,856,208
       74,900    CarMax, Inc. (a) .............................       1,866,508
      158,300    Chico's FAS, Inc. (a) ........................       4,172,788
       37,500    Comcast Corp. - Class A (a) ..................         999,750
       54,800    DIRECTV Group, Inc. (The) (a) ................       1,306,432
       96,000    Dress Barn, Inc. (a) .........................       1,911,360
      157,000    Gentex Corp. .................................       2,794,600
       17,850    Kohl's Corp. (a) .............................       1,321,614
       60,000    Mattel, Inc. .................................       1,698,000
       20,000    Men's Wearhouse, Inc. ........................         865,400
        6,700    Nordstrom, Inc. ..............................         367,964
      420,000    Quiksilver, Inc. (a) .........................       5,586,000
      144,000    Sony Corp. - ADR .............................       7,669,440
        7,450    Target Corp. .................................         442,307
      108,250    TJX Cos, Inc. ................................       3,019,092
       30,000    Viacom, Inc. - Class B (a) ...................       1,237,500
        3,500    Walt Disney Co. (The) ........................         122,430
          450    Yum! Brands, Inc. ............................          27,837
                                                                  -------------
                                                                     45,496,450
                                                                  -------------
ENERGY: 4.8%
      112,000    Arch Coal, Inc. ..............................       4,039,840
        1,196    Chevron Corp. ................................          93,037
       21,600    EnCana Corp. .................................       1,132,920
       43,000    EOG Resources, Inc. ..........................       3,157,920
       10,000    Murphy Oil Corp. .............................         554,400
       30,000    National Oilwell Varco, Inc. (a) .............       2,545,500
        2,000    Noble Corp. ..................................         168,420
        5,600    Pogo Producing Co. ...........................         270,256
        4,000    Pride International, Inc. (a) ................         131,240
       55,600    Schlumberger Ltd. ............................       4,104,948
        2,400    Transocean, Inc. (a) .........................         206,880
                                                                  -------------
                                                                     16,405,361
                                                                  -------------
FINANCIALS: 5.6%
       38,750    American International Group, Inc. ...........       2,709,012
      108,700    Bank of New York Co., Inc. (The) .............       4,400,176



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                 Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
        1,000    Berkshire Hathaway, Inc. - Class B (a) .......   $   3,628,000
       20,000    Chubb Corp. ..................................       1,076,600
        6,000    Fifth Third Bancorp ..........................         243,540
      100,000    Hanmi Financial Corp. ........................       1,641,000
      131,250    Marsh & McLennan Cos, Inc. ...................       4,168,500
       10,700    MBIA, Inc. ...................................         744,292
        4,600    State Street Corp. ...........................         316,802
                                                                  -------------
                                                                     18,927,922
                                                                  -------------
HEALTH CARE: 27.5%
      306,150    Affymetrix, Inc. (a) .........................       8,042,560
       14,000    Alcon, Inc. ..................................       1,889,020
      137,000    Amgen, Inc. (a) ..............................       8,787,180
       88,000    Biogen Idec, Inc. (a) ........................       4,154,480
      362,200    Boston Scientific Corp. (a) ..................       5,592,368
      136,000    Conceptus, Inc. (a) ..........................       2,812,480
      237,500    Eli Lilly & Co. ..............................      14,043,375
       95,000    GlaxoSmithKline PLC - ADR ....................       5,489,100
       50,000    Kinetic Concepts, Inc. (a) ...................       2,500,000
      181,400    Medtronic, Inc. ..............................       9,601,502
      161,350    Novartis AG - ADR ............................       9,372,822
      370,000    Possis Medical, Inc. (a) .....................       4,787,800
       35,500    Roche Holding AG - CHF .......................       6,707,597
       82,400    Sepracor, Inc. (a) ...........................       4,423,232
       77,000    SurModics, Inc. (a) ..........................       3,128,510
       44,000    Waters Corp. (a) .............................       2,614,920
                                                                  -------------
                                                                     93,946,946
                                                                  -------------
INDUSTRIALS: 7.8%
       17,800    3M Co. .......................................       1,473,306
      145,000    AMR Corp. (a) ................................       3,783,050
       31,550    Avery Dennison Corp. .........................       1,962,410
       13,700    Caterpillar, Inc. ............................         994,894
       10,500    FedEx Corp. ..................................       1,107,120
       18,750    Fluor Corp. ..................................       1,792,875
      146,250    JetBlue Airways Corp. (a) ....................       1,449,337
       10,400    Kirby Corp. (a) ..............................         393,120
       64,000    McDermott International, Inc. (a) ............       3,434,240
       68,400    Pall Corp. ...................................       2,869,380
      514,700    Southwest Airlines Co. .......................       7,385,945
                                                                  -------------
                                                                     26,645,677
                                                                  -------------


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                 Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY: 32.5%
       31,550    Accenture Ltd. - Class A .....................   $   1,233,605
       40,000    Adobe Systems, Inc. (a) ......................       1,662,400
        3,800    Agilent Technologies, Inc. (a) ...............         130,606
      198,000    Altera Corp. (a) .............................       4,462,920
       70,500    Applied Materials, Inc. ......................       1,355,010
      191,250    ASML Holding N.V. - ADR (a) ..................       5,211,562
        2,800    Autodesk, Inc. (a) ...........................         115,556
      149,800    Avid Technology, Inc. (a) ....................       4,980,850
       80,300    Avocent Corp. (a) ............................       2,249,203
      100,000    Comverse Technology, Inc. (a) ................       2,268,000
      151,900    Corning, Inc. (a) ............................       3,603,068
       75,500    Cymer, Inc. (a) ..............................       3,058,505
      276,700    EMC Corp. (a) ................................       4,200,306
      150,700    FormFactor, Inc. (a) .........................       6,222,403
        6,500    Google, Inc. - Class A (a) ...................       3,063,970
      110,000    Intel Corp. ..................................       2,365,000
       60,000    Intersil Corp. - Class A .....................       1,787,400
      196,000    Intuit, Inc. (a) .............................       5,576,200
       85,000    KLA-Tencor Corp. .............................       4,721,750
       48,000    L.M. Ericsson Telephone Co. - ADR ............       1,832,160
       49,000    McAfee, Inc. (a) .............................       1,592,010
      127,200    Micron Technology, Inc. (a) ..................       1,458,984
      118,600    Microsoft Corp. ..............................       3,550,884
       90,000    Motorola, Inc. ...............................       1,559,700
      157,900    NAVTEQ Corp. (a) .............................       5,583,344
       49,670    Nortel Networks Corp. (a) ....................       1,136,450
      150,000    Nuance Communications, Inc. (a) ..............       2,311,500
       60,000    NVIDIA Corp. (a) .............................       1,973,400
      189,600    Oracle Corp. (a) .............................       3,564,480
       14,000    Paychex, Inc. ................................         519,400
       50,600    QUALCOMM, Inc. ...............................       2,216,280
      200,000    Rambus, Inc. (a) .............................       3,962,000
       12,750    Research In Motion Ltd. (a) ..................       1,677,645
        8,400    Silicon Laboratories, Inc. (a) ...............         275,604
       60,000    Stratasys, Inc. (a) ..........................       2,851,800
      164,800    Symantec Corp. (a) ...........................       2,900,480
      173,800    Texas Instruments, Inc. ......................       5,973,506
       24,000    Trimble Navigation Ltd. (a) ..................         688,320


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                 Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
        1,554    Verigy Ltd (a) ...............................   $      39,270
      110,000    VeriSign, Inc. (a) ...........................       3,008,500
      138,600    Yahoo!, Inc. (a) .............................       3,886,344
                                                                  -------------
                                                                    110,830,375
                                                                  -------------
MATERIALS: 1.0%
        9,500    Minerals Technologies, Inc. ..................         604,390
       18,800    Monsanto Co. .................................       1,109,012
       23,800    Praxair, Inc. ................................       1,536,290
                                                                  -------------
                                                                      3,249,692
                                                                  -------------
TELECOMMUNICATION SERVICES: 1.5%
       69,000    Neustar, Inc. - Class A (a) ..................       1,984,440
      163,750    Sprint Corp. .................................       3,279,913
                                                                  -------------
                                                                      5,264,353
                                                                  -------------
TOTAL COMMON STOCKS
    (cost $286,271,571) .......................................     320,766,776
                                                                  -------------

Principal
 Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 6.8%
$  23,239,174    Dreyfus Treasury Cash Management .............   $  23,239,174
    (cost $23,239,174)                                            -------------
TOTAL INVESTMENTS
    (cost $309,510,745): 100.8% ...............................     344,005,950
Liabilities in Excess of Other Assets: (0.8)% .................      (2,880,463)
                                                                  -------------
TOTAL NET ASSETS: 100.0% ......................................   $ 341,125,487
                                                                  =============
------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a)   Non Income Producing.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

(GRAPHIC)   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            --------------------------------------------------------------------
            APRIL 30, 2007 - (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS: 90.5%

CONSUMER DISCRETIONARY: 7.5%
       17,800   99 Cents Only Stores (a) ......................   $     254,540
       31,000   AC Moore Arts & Crafts, Inc. (a) ..............         636,430
       53,000   Amazon.com, Inc. (a) ..........................       3,250,490
        6,000   Blue Nile, Inc. (a) ...........................         282,360
        6,500   California Pizza Kitchen, Inc. (a) ............         217,165
       44,800   CarMax, Inc. (a) ..............................       1,116,416
      188,200   Chico's FAS, Inc. (a) .........................       4,960,952
       57,500   DIRECTV Group, Inc. (The) (a) .................       1,370,800
      142,000   Gentex Corp. ..................................       2,527,600
      518,100   Quiksilver, Inc. (a) ..........................       6,890,730
                                                                  -------------
                                                                     21,507,483
                                                                  -------------
CONSUMER STAPLES: 2.6%
      618,800   American Italian Pasta Co. - Class A (a) ......       6,621,160
       56,100   Cott Corp. (a) ................................         908,259
                                                                  -------------
                                                                      7,529,419
                                                                  -------------
ENERGY: 3.6%
       53,600   Arch Coal, Inc. ...............................       1,933,352
       34,000   EOG Resources, Inc. ...........................       2,496,960
       29,000   Hanover Compressor Co. (a) ....................         627,270
       20,000   National Oilwell Varco, Inc. (a) ..............       1,697,000
        1,900   Noble Corp. ...................................         159,999
        4,650   Pioneer Natural Resources Co. .................         233,430
        5,350   Pogo Producing Co. ............................         258,191
       38,200   Pride International, Inc. (a) .................       1,253,342
       20,000   Transocean, Inc. (a) ..........................       1,724,000
                                                                  -------------
                                                                     10,383,544
                                                                  -------------
FINANCIAL: 4.4%
      103,000   Advance America Cash Advance Centers, Inc. ....       1,765,420
      134,000   Hanmi Financial Corp. .........................       2,198,940
      486,520   MarketAxess Holdings, Inc. (a) ................       7,969,197
       12,650   MBIA, Inc. ....................................         879,934
                                                                  -------------
                                                                     12,813,491
                                                                  -------------
HEALTH CARE: 23.5%
      178,200   Abiomed, Inc. (a) .............................       2,284,524
      282,500   Affymetrix, Inc. (a) ..........................       7,421,275
        8,000   Alcon, Inc. ...................................       1,079,440


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                Value
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
       30,000   Biogen Idec, Inc. (a) .........................   $   1,416,300
       20,000   BioMarin Pharmaceuticals, Inc. (a) ............         323,200
      521,700   Boston Scientific Corp. (a) ...................       8,055,048
      490,000   Cardica, Inc. (a) .............................       3,052,700
      171,950   Conceptus, Inc. (a) ...........................       3,555,926
      219,000   Dendreon Corp. (a) ............................       3,291,570
      450,000   Dyax Corp. (a) ................................       2,070,000
       21,600   Greatbatch, Inc. (a) ..........................         627,048
       60,000   Kinetic Concepts, Inc. (a) ....................       3,000,000
      412,700   Medarex, Inc. (a) .............................       5,649,863
    1,015,500   Pharmacyclics, Inc. (a) .......................       3,330,840
      267,400   Possis Medical, Inc. (a) ......................       3,460,156
       41,900   Roche Holding AG - CHF ........................       7,916,854
      252,000   Senomyx, Inc. (a) .............................       3,394,440
       75,150   Sepracor, Inc. (a) ............................       4,034,052
       90,000   SurModics, Inc. (a) ...........................       3,656,700
                                                                  -------------
                                                                     67,619,936
                                                                  -------------
INDUSTRIALS: 6.5%
      103,000   Alaska Air Group, Inc. (a) ....................       3,048,800
      185,000   AMR Corp. (a) .................................       4,826,650
        6,950   Avery Dennison Corp. ..........................         432,290
        4,000   Granite Construction, Inc. ....................         240,960
      116,325   JetBlue Airways Corp. (a) .....................       1,152,781
       56,400   Pall Corp. ....................................       2,365,980
      286,300   Southwest Airlines Co. ........................       4,108,405
       67,000   US Airways Group, Inc. (a) ....................       2,474,980
                                                                  -------------
                                                                     18,650,846
                                                                  -------------
INFORMATION TECHNOLOGY: 40.6%
       46,900   Adobe Systems, Inc. (a) .......................       1,949,164
        4,200   Agilent Technologies, Inc. (a) ................         144,354
       12,000   Akamai Technologies, Inc. (a) .................         528,960
      401,600   Altera Corp. (a) ..............................       9,052,064
      216,350   ASML Holding N.V. - ADR (a) ...................       5,895,538
      217,300   Avid Technology, Inc. (a) .....................       7,225,225
      322,000   Avocent Corp. (a) .............................       9,019,220
      156,400   Brocade Communications Systems, Inc. (a) ......       1,528,028
       28,050   Comverse Technology, Inc. (a) .................         636,174
      138,600   Cymer, Inc. (a) ...............................       5,614,686

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
       90,000   eBay, Inc. (a) ................................   $   3,054,600
       77,500   Emulex Corp. (a) ..............................       1,625,950
        8,500   eSpeed, Inc. - Class A (a) ....................          78,710
       64,000   Faro Technologies, Inc. (a) ...................       2,046,720
      165,800   FormFactor, Inc. (a) ..........................       6,845,882
        4,000   Google, Inc. (a) ..............................       1,885,520
        3,010   Guidance Software, Inc. (a) ...................          39,160
       62,400   Intermec, Inc. (a) ............................       1,393,392
      184,200   Intuit, Inc. (a) ..............................       5,240,490
      116,900   KLA-Tencor Corp. ..............................       6,493,795
       85,300   McAfee, Inc. (a) ..............................       2,771,397
      156,500   Micron Technology, Inc. (a) ...................       1,795,055
      166,700   NAVTEQ Corp. (a) ..............................       5,894,512
       65,850   Nortel Networks Corp New (a) ..................       1,506,648
      135,000   Nuance Communications, Inc. (a) ...............       2,080,350
       59,700   NVIDIA Corp. (a) ..............................       1,963,533
      442,300   Opsware, Inc. (a) .............................       3,551,669
       51,250   RADVISION Ltd. (a) ............................       1,133,137
      230,000   Rambus, Inc. (a) ..............................       4,556,300
       17,100   Research In Motion Ltd. (a) ...................       2,250,018
        6,000   Silicon Laboratories, Inc. (a) ................         196,860
      232,000   SonicWALL, Inc. (a) ...........................       1,893,120
      107,000   Stratasys, Inc. (a) ...........................       5,085,710
      123,100   Symantec Corp. (a) ............................       2,166,560
       20,900   THQ, Inc. (a) .................................         697,433
       32,000   Trimble Navigation Ltd. (a) ...................         917,760
          514   Verigy Ltd (a) ................................          12,989
      100,700   VeriSign, Inc. (a) ............................       2,754,145
      186,200   Yahoo!, Inc. (a) ..............................       5,221,048
                                                                  -------------
                                                                    116,745,876
                                                                  -------------
MATERIALS: 0.4%
       11,400   Minerals Technologies, Inc. ...................         725,268
        4,800   Monsanto Co. ..................................         283,152
                                                                  -------------
                                                                      1,008,420
                                                                  -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

Shares                                                                Value
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES: 1.4%
      153,000   InPhonic, Inc. (a) ............................   $   1,459,620
       92,500   Neustar, Inc. - Class A (a) ...................       2,660,300
                                                                  -------------
                                                                      4,119,920
                                                                  -------------
TOTAL COMMON STOCKS
    (cost $233,868,752) .......................................     260,378,935
                                                                  -------------

Principal
 Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 10.3%
$  29,710,326   Dreyfus Treasury Cash Management ..............    $ 29,710,326
  (cost $29,710,326)                                              -------------
TOTAL INVESTMENTS
  (cost $263,579,078): 100.8% .................................     290,089,261
Liabilities in Excess of Other Assets: (0.8)% .................      (2,231,837)
                                                                  -------------
TOTAL NET ASSETS: 100.0% ......................................   $ 287,857,424
                                                                  =============

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a)   Non Income Producing.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


(GRAPHIC)   STATEMENTS OF ASSETS AND LIABILITIES
            PRIMECAP ODYSSEY FUNDS
            ------------------------------------------------------------------------------
            APRIL 30, 2007 - (UNAUDITED)

                                        PRIMECAP          PRIMECAP         PRIMECAP
                                        ODYSSEY           ODYSSEY      ODYSSEY AGGRESSIVE
                                       STOCK FUND       GROWTH FUND       GROWTH FUND
                                      ------------      ------------      ------------
ASSETS
  Investments, at cost ............   $144,903,388      $309,510,745      $263,579,078
                                      ============      ============      ============

  Investments, at value ...........   $162,879,680      $344,005,950      $290,089,261
  Receivables:
    Dividends and interest ........        171,141           205,475           150,958
    Fund shares sold ..............      1,312,695         1,796,810         5,561,988
  Other assets ....................         30,571            45,406            42,496
                                      ------------      ------------      ------------
    Total assets ..................    164,394,087       346,053,641       295,844,703
                                      ------------      ------------      ------------

LIABILITIES
  Payable for securities purchased         461,809         4,229,480         6,943,289
  Payable for fund shares redeemed          65,353            43,104           352,212
  Due to advisor (Note 5) .........        199,278           426,214           323,665
  Payable to the custodian ........           --             156,591           313,218
  Accrued administration fees .....         15,857            30,887            23,647
  Other accrued expenses ..........         30,084            41,878            31,248
                                      ------------      ------------      ------------
    Total liabilities .............        772,381         4,928,154         7,987,279
                                      ------------      ------------      ------------

NET ASSETS ........................   $163,621,706      $341,125,487      $287,857,424
                                      ============      ============      ============

Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) ....     11,284,961        23,259,473        19,107,602
                                      ============      ============      ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ......   $      14.50      $      14.67      $      15.07
                                      ============      ============      ============

COMPONENTS OF NET ASSETS
Paid-in capital ...................   $144,487,867      $304,954,990      $261,049,994
Undistributed net investment
    income ........................        370,467           395,620              --
Accumulated net realized gain
  on investments ..................        787,080         1,279,672           297,247
Net unrealized appreciation
  on investments ..................     17,976,292        34,495,205        26,510,183
                                      ------------      ------------      ------------
  Net assets ......................   $163,621,706      $341,125,487      $287,857,424
                                      ============      ============      ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28


(GRAPHIC)   STATEMENTS OF OPERATIONS
            PRIMECAP ODYSSEY FUNDS
            ------------------------------------------------------------------------------
            FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED)

                                       PRIMECAP          PRIMECAP           PRIMECAP
                                       ODYSSEY           ODYSSEY        ODYSSEY AGGRESSIVE
                                      STOCK FUND        GROWTH FUND         GROWTH FUND
                                      ------------      ------------      ------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes
     withheld of $25,194, $52,386,
     and $12,110, respectively) ...   $    607,902      $  1,007,686      $    171,124
    Interest and other income .....        323,351           532,581           538,303
                                      ------------      ------------      ------------
     Total income .................        931,253         1,540,267           709,427
                                      ------------      ------------      ------------

Expenses
  Advisory fees ...................        347,589           774,810           549,625
  Administration fees .............         36,440            85,416            60,837
  Transfer agent fees and expenses          20,107            35,606            30,323
  Audit fees ......................         14,450            14,927            15,377
  Registration fees ...............         14,294            16,111            16,660
  Insurance .......................         13,058            29,721            13,904
  Custody fees ....................         10,906            18,672            15,518
  Fund accounting fees ............          9,672            26,037            16,578
  Trustee fees ....................          8,708             8,335             8,716
  Legal fees ......................          6,710            16,447            10,333
  Printing and mailing ............          4,584             5,032             8,681
  Other expenses ..................          2,481             5,965             4,347
                                      ------------      ------------      ------------
    Net expenses ..................        488,999         1,037,079           750,899
                                      ------------      ------------      ------------
    NET INVESTMENT INCOME (LOSS) ..        442,254           503,188           (41,472)
                                      ------------      ------------      ------------

CHANGE IN REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain on investments         827,037         1,279,899           343,524
  Net unrealized appreciation
    on investments ................      8,699,151        17,829,571        15,065,804
                                      ------------      ------------      ------------
    Net realized and unrealized
      gain on investments .........      9,526,188        19,109,470        15,409,328
                                      ------------      ------------      ------------

    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....   $  9,968,442      $ 19,612,658      $ 15,367,856
                                      ============      ============      ============



      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              29


(GRAPHIC)   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY STOCK FUND
            ----------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                              ENDED               YEAR ENDED
                                                        APRIL 30, 2007(1)     OCTOBER 31, 2006
                                                        -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ...............................   $     442,254       $     223,921
  Net realized gain on investments ....................         827,037             542,921
  Net unrealized appreciation on investments ..........       8,699,151           7,586,374
                                                          -------------       -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       9,968,442           8,353,216
                                                          -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................        (283,401)            (12,410)
  Realized gain on investments ........................        (549,042)             (5,043)
                                                          -------------       -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................        (832,443)            (17,453)
                                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................      68,517,065          53,541,677
  Proceeds from reinvestment of distribution ..........         794,364              15,443
  Cost of shares redeemed .............................      (3,182,053)         (3,649,793)
  Redemption fee proceeds .............................           2,216               1,068
                                                          -------------       -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......      66,131,592          49,908,395
                                                          -------------       -------------

   TOTAL INCREASE IN NET ASSETS .......................      75,267,591          58,244,158

NET ASSETS
  Beginning of period .................................      88,354,115          30,109,957
                                                          -------------       -------------
  END OF PERIOD (including undistributed
    net investment income of $370,467 and
    $211,614, respectively) ...........................   $ 163,621,706       $  88,354,115
                                                          =============       =============

CHANGE IN CAPITAL SHARES
  Shares sold .........................................       4,901,992           4,216,481
  Shares issued on reinvestment of
    distributions .....................................          57,688               1,280
  Shares redeemed .....................................        (227,812)           (288,611)
                                                          -------------       -------------
   NET INCREASE IN CAPITAL SHARES .....................       4,731,868           3,929,150
                                                          =============       =============
-----------
(1) Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30



(GRAPHIC)   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY GROWTH FUND
            -------------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                               ENDED               YEAR ENDED
                                                          APRIL 30, 2007(1)      OCTOBER 31, 2006
                                                          -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ................................   $     503,188       $     224,813
  Net realized gain on investments .....................       1,279,899           2,386,453
  Net unrealized appreciation on investments ...........      17,829,571          15,060,244
                                                           -------------       -------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      19,612,658          17,671,510
                                                           -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................        (330,728)             (1,837)
  Realized gain on investments .........................      (2,361,145)            (38,375)
                                                           -------------       -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................      (2,691,873)            (40,212)
                                                           -------------       -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................     142,363,531         147,754,093
  Proceeds from reinvestment of distribution ...........       2,668,390              39,926
  Cost of shares redeemed ..............................     (23,050,610)         (9,787,774)
  Redemption fee proceeds ..............................          14,176               6,067
                                                           -------------       -------------
    NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......     121,995,487         138,012,312
                                                           -------------       -------------

    TOTAL INCREASE IN NET ASSETS .......................     138,916,272         155,643,610

NET ASSETS
  Beginning of period ..................................     202,209,215          46,565,605
                                                           -------------       -------------
  END OF PERIOD (including undistributed
    net investment income of $395,620 and
    $223,160, respectively) ............................   $ 341,125,487       $ 202,209,215
                                                           =============       =============

CHANGE IN CAPITAL SHARES
  Shares sold ..........................................       9,997,488          11,461,405
  Shares issued on reinvestment of
    distributions ......................................         191,009               3,259
  Shares redeemed ......................................      (1,619,667)           (781,496)
                                                           -------------       -------------
    NET INCREASE IN CAPITAL SHARES .....................       8,568,830          10,683,168
                                                           =============       =============

-----------
(1) Unaudited.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              31


(GRAPHIC)   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            ---------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED               YEAR ENDED
                                                           APRIL 30, 2007(1)      OCTOBER 31, 2006
                                                           -----------------     ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ..................................   $     (41,472)      $    (191,176)
  Net realized gain on investments .....................         343,524           2,471,127
  Net unrealized appreciation on investments ...........      15,065,804           9,718,713
                                                           -------------       -------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      15,367,856          11,998,664
                                                           -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................            --                  --
  Realized gain on investments .........................      (2,133,775)               --
                                                           -------------       -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................      (2,133,775)               --
                                                           -------------       -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................     162,658,522          89,190,276
  Proceeds from reinvestment of distribution ...........       2,101,368                --
  Cost of shares redeemed ..............................     (10,038,382)         (4,130,146)
  Redemption fee proceeds ..............................          10,037               8,580
                                                           -------------       -------------
    NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......     154,731,545          85,068,710
                                                           -------------       -------------

    TOTAL INCREASE IN NET ASSETS .......................     167,965,626          97,067,374

NET ASSETS
  Beginning of period ..................................     119,891,798          22,824,424
                                                           -------------       -------------
  END OF PERIOD ........................................   $ 287,857,424       $ 119,891,798
                                                           =============       =============

CHANGE IN CAPITAL SHARES
  Shares sold ..........................................      11,032,044           6,910,316
  Shares issued on reinvestment of distributions .......         145,928                --
  Shares redeemed ......................................        (684,820)           (327,348)
                                                           -------------       -------------
    NET INCREASE IN CAPITAL SHARES .....................      10,493,152           6,582,968
                                                              ==========           =========
----------
(1) Unaudited.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32



(GRAPHIC)   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                            SIX MONTHS      YEAR       PERIOD
                                               ENDED        ENDED       ENDED
                                             APRIL 30,    OCTOBER 31, OCTOBER 31,
                                              2007(1)        2006       2005(5)
                                           ----------     ---------   ---------

Net asset value, beginning of period ...   $    13.48     $   11.48   $   10.00
                                           ----------     ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........         0.04          0.03       (0.01)
  Net realized and unrealized gain
   on investments ......................         1.10          1.97        1.49
                                           ----------     ---------   ---------
Total from investment operations .......         1.14          2.00        1.48
                                           ----------     ---------   ---------

LESS DISTRIBUTIONS:
  Dividends from net investment income .        (0.04)         0.00(4)     0.00
  Distributions from realized gain .....        (0.08)         0.00(4)     0.00
                                           ----------     ---------   ---------
Total distributions ....................        (0.12)         0.00        0.00
                                           ----------     ---------   ---------

Redemption fee proceeds ................         0.00(4)       0.00(4)     0.00(4)
                                           ----------     ---------   ---------

Net asset value, end of period .........   $    14.50     $   13.48   $   11.48
                                           ==========     =========   =========

Total return ...........................         8.49%(3)     17.48%      14.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   163.6      $   88.4    $   30.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ...............         0.83%(2)      0.99%       1.80%
  After fees waived and expenses
    absorbed or recouped ...............         0.83%(2)      0.99%       1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS .........         0.75%(2)      0.41%      (0.11%)

Portfolio turnover rate ................         3.88%(3)      4.09%      12.46%

----------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              33


(GRAPHIC)   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                           SIX MONTHS        YEAR         PERIOD
                                              ENDED          ENDED        ENDED
                                             APRIL 30,     OCTOBER 31,  OCTOBER 31,
                                              2007(1)         2006        2005(5)
                                           ----------     ----------    ---------

Net asset value, beginning of period ...   $    13.76     $    11.62    $   10.00
                                           ----------     ----------    ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........         0.02           0.01        (0.01)
  Net realized and unrealized gain
    on investments .....................         1.05           2.14         1.63
                                           ----------     ----------    ---------
Total from investment operations .......         1.07           2.15         1.62
                                           ----------     ----------    ---------

LESS DISTRIBUTIONS:
  Dividends from net investment income .        (0.02)          0.00(4)      0.00
  Distributions from realized gain .....        (0.14)         (0.01)        0.00
                                           ----------     ----------    ---------
Total distributions ....................        (0.16)         (0.01)        0.00
                                           ----------     ----------    ---------

Redemption fee proceeds ................         0.00(4)        0.00(4)      0.00(4)
                                           ----------     ----------    ---------

Net asset value, end of period .........   $    14.67     $    13.76    $   11.62
                                           ==========     ==========    =========

Total return ...........................         7.82%(3)      18.49%       16.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   341.1      $   202.2     $   46.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ...............         0.76%(2)       0.89%        1.79%
  After fees waived and expenses
    absorbed or recouped ...............         0.76%(2)       0.89%        1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS .........         0.37%(2)       0.19%       (0.27%)

Portfolio turnover rate ................         3.95%(3)       6.87%        8.84%

-----------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34


(GRAPHIC)   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                           SIX MONTHS        YEAR        PERIOD
                                              ENDED          ENDED       ENDED
                                            APRIL 30,      OCTOBER 31,  OCTOBER 31,
                                             2007(1)           2006       2005(5)
                                           ----------     ----------    ---------

Net asset value, beginning of period ...   $    13.92     $    11.24    $   10.00
                                           ----------     ----------    ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................        (0.00)(4)      (0.02)       (0.06)
  Net realized and unrealized gain
    on investments .....................         1.35           2.70         1.30
                                           ----------     ----------    ---------
Total from investment operations .......         1.35           2.68         1.24
                                           ----------     ----------    ---------

LESS DISTRIBUTIONS:
  Distributions from realized gain .....        (0.20)          0.00         0.00
                                           ----------     ----------    ---------
Total distributions ....................        (0.20)          0.00         0.00
                                           ----------     ----------    ---------

Redemption fee proceeds ................         0.00(4)        0.00(4)      0.00(4)
                                           ----------     ----------    ---------

Net asset value, end of period .........   $    15.07     $    13.92    $   11.24
                                           ==========     ==========    =========

Total return ...........................         9.77%(3)      23.84%       12.40%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   287.9      $   119.9     $   22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ...............         0.79%(2)       0.99%        1.82%
  After fees waived and expenses
    absorbed or recouped ...............         0.79%(2)       0.99%        1.25%

RATIO OF NET INVESTMENT LOSS TO
  AVERAGE NET ASSETS ...................        (0.04%)(2)     (0.33%)      (0.82%)

Portfolio turnover rate ................         1.54%(3)      12.30%        7.38%

---------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              35

(GRAPHIC)   NOTES TO FINANCIAL STATEMENTS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED)

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust") was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the "Investment Advisor") serves as investment advisor to the Funds. The Funds commenced operations on November 1, 2004.

Each Fund's investment objective is to provide long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION.
        Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency shall be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally shall be determined prior to the close of the New York Stock Exchange (the "NYSE"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

        Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

        Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

     B. SHARES VALUATION.
        The net asset value ("NAV") per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

     C. FOREIGN CURRENCY.
        Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     D. FEDERAL INCOME TAXES.
        Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of their taxable income and any capital gains in excess of applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

        The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     E. ALLOCATION OF EXPENSES.
        Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method.

     F. SECURITY TRANSACTIONS, INVESTMENT INCOME, AND DISTRIBUTIONS.
        Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

        using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

     G. USE OF ESTIMATES.
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     H. INDEMNIFICATION OBLIGATIONS.
        Under the Funds' organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

(3) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2007 were as follows:

FUND                                           PURCHASES               SALES
----                                           ---------               -----
PRIMECAP Odyssey Stock Fund                 $   60,616,178        $   4,167,464
PRIMECAP Odyssey Growth Fund                $  125,167,567        $  10,043,133
PRIMECAP Odyssey Aggressive Growth Fund     $  141,376,727        $   2,689,210

(4) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED), (CONTINUED)


                                     PRIMECAP           PRIMECAP           PRIMECAP
                                     ODYSSEY            ODYSSEY        ODYSSEY AGGRESSIVE
                                   STOCK FUND         GROWTH FUND         GROWTH FUND
                                -------------       -------------      ------------------
Cost of investments
  for tax purposes ..........   $  80,583,871       $ 189,860,354       $ 110,778,193
                                =============       =============       =============
Gross tax unrealized
  appreciation ..............      11,126,645          21,862,756          15,342,501
Gross tax unrealized
  depreciation ..............      (1,889,401)         (5,197,122)         (3,924,309)
                                -------------       -------------       -------------
Net tax unrealized
  appreciation ..............   $   9,237,244       $  16,665,634       $  11,418,192
                                =============       =============       =============
Currently distributable
  ordinary income ...........   $     334,889       $   1,530,228       $   1,122,106
Currently distributable
  long-term capital gain ....         425,707           1,053,850             991,579
                                -------------       -------------       -------------
Currently total
  distributable earnings ....   $     760,596       $   2,584,078       $   2,113,685
                                -------------       -------------       -------------
Total accumulated earnings ..   $   9,997,840       $  19,249,712       $  13,531,877
                                =============       =============       =============


Because tax adjustments are calculated annually, the above table reflects the components of distributable earning at the Funds' previous fiscal year end.

Tax components of dividends paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                                          APRIL 30, 2007
                                                -------------------------------
                                                   ORDINARY         LONG-TERM
                                                    INCOME        CAPITAL GAIN
                                                DISTRIBUTIONS     DISTRIBUTIONS
                                                -------------     -------------
PRIMECAP Odyssey Stock Fund ................     $  406,744        $  425,699
PRIMECAP Odyssey Growth Fund ...............     $1,637,945        $1,053,928
PRIMECAP Odyssey Aggressive
  Growth Fund ..............................     $1,122,121        $1,011,654

                                                       OCTOBER 31, 2006
                                                -------------------------------
                                                   ORDINARY         LONG-TERM
                                                    INCOME        CAPITAL GAIN
                                                DISTRIBUTIONS     DISTRIBUTIONS
                                                -------------     -------------
PRIMECAP Odyssey Stock Fund ................     $   17,453        $     --
PRIMECAP Odyssey Growth Fund ...............     $   40,212        $     --
PRIMECAP Odyssey Aggressive
  Growth Fund ..............................     $     --          $     --

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

(5) INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:

                                                                   ASSETS IN
                                                FOR THE FIRST      EXCESS OF
                                                $100,000,000     $100,000,000
                                                  PER FUND         PER FUND
                                                  --------         --------
PRIMECAP Odyssey
  Stock Fund ...................................    0.60%           0.55%
PRIMECAP Odyssey
  Growth Fund ..................................    0.60%           0.55%
PRIMECAP Odyssey
  Aggressive Growth Fund .......................    0.60%           0.55%

The Investment Advisor has contractually agreed to waive its fees and/or reimburse each Fund through October 31, 2007 to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels:

      PRIMECAP Odyssey Stock Fund . . . . . . . . . . . . . . . . .  1.25%
      PRIMECAP Odyssey Growth Fund . . . . . . . . . . . . . . . .   1.25%
      PRIMECAP Odyssey Aggressive Growth Fund . . . . . . . . . . .  1.25%

    THESE PERCENTAGES ARE BASED ON THE AVERAGE DAILY NET ASSETS OF THE FUNDS.

The Investment Advisor did not seek reimbursement for fees waived or expenses paid under this agreement.

Mellon Bank, N.A. serves as the Funds' Custodian. U.S. Bancorp Fund Services, LLC ("USBFS") serves as the Administrator, Fund Accountant, and Transfer Agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds' Distributor.

(6) ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2007 - (UNAUDITED), (CONTINUED)

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(GRAPHIC)   ADDITIONAL INFORMATION - (UNAUDITED)
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(GRAPHIC)   MANAGEMENT - (UNAUDITED)
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

PORTFOLIO MANAGERS

PRIMECAP Management Company has five portfolio managers who together have more than 150 years of investment experience. Each of these five individuals manages a portion of the PRIMECAP Odyssey Growth Fund and the PRIMECAP Odyssey Stock Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each Fund's assets may be managed by individuals in the Advisor's research department. The portfolio managers primarily responsible for overseeing the Funds' investments are:

            NAME                                YEARS OF EXPERIENCE
      -------------------------------------------------------------
      Howard B. Schow                                 51
      Mitchell J. Milias                              43
      Theo A. Kolokotrones                            37
      Joel P. Fried                                   22
      Alfred W. Mordecai                              10
      -------------------------------------------------------------

OFFICERS AND TRUSTEES

The Trust's officers, who administer the Funds' daily operations, are appointed by the Board of Trustees. The Trustees are responsible for the overall management of the Trust, including establishing the Funds' policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-729-2307 or the Fund's web site at www.odysseyfunds.com.

EXECUTIVE OFFICERS. The table below sets forth certain information about each of the Trust's executive officers.


                            POSITION(S)          TERM OF OFFICE;
  NAME, ADDRESS                HELD                LENGTH OF             PRINCIPAL OCCUPATION(S)
 (YEAR OF BIRTH)            WITH TRUST            TIME SERVED            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

Howard B. Schow              Co-Chief             Indefinite;           Chairman and Director, Portfolio Manager,
225 South Lake Ave.,         Executive            Since 09/04           Chief Investment Officer, and Principal
Suite 400, Pasadena,         Officer                                    PRIMECAP Management Company
CA 91101-3005
(1927)
----------------------------------------------------------------------------------------------------------------
Theo A. Kolokotrones         Co-Chief             Indefinite;           President, Director, Portfolio
225 South Lake Ave.,         Executive            Since 09/04           Manager, and Principal
Suite 400, Pasadena,         Officer                                    PRIMECAP Management Company
CA 91101-3005
(1946)
----------------------------------------------------------------------------------------------------------------

MANAGEMENT - (UNAUDITED)
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------


                            POSITION(S)          TERM OF OFFICE;
  NAME, ADDRESS                HELD                LENGTH OF             PRINCIPAL OCCUPATION(S)
 (YEAR OF BIRTH)            WITH TRUST            TIME SERVED            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Joel P. Fried                Co-Chief               Indefinite;         Executive Vice President, Director,
225 South Lake Ave.,         Executive Officer      Since 09/04         Portfolio Manager, and Principal
Suite 400, Pasadena,         and Trustee                                PRIMECAP Management Company
CA 91101-3005
(1962)
----------------------------------------------------------------------------------------------------------------
David H. Van Slooten         Chief Financial        Indefinite;         Senior Vice President, Portfolio Manager,
225 South Lake Ave.,         Officer and            Since 06/04         Financial Analyst, and Principal
Suite 400, Pasadena,         Secretary                                  PRIMECAP Management Company
CA 91101-3005
(1963)
----------------------------------------------------------------------------------------------------------------
Baltej S. Kochar             Vice President and     Indefinite;         Vice President and Financial Analyst,
225 South Lake Ave.,         Chief                  Since 10/04         PRIMECAP Management Company (1/04 -
Suite 400, Pasadena,         Administrative                             Present); Chief Executive Officer,
CA 91101-3005                Officer                                    The Share Group, Inc. (9/01 - 1/03)
(1970)
----------------------------------------------------------------------------------------------------------------
Karen Chen                   Vice President of      Indefinite;         Chief Compliance Officer, Director of
225 South Lake Ave.,         Compliance and         Since 10/04         Compliance and Reporting, PRIMECAP
Suite 400, Pasadena,         Chief Compliance                           Management Company (10/04 - Present);
CA 91101-3005                Officer and                                Team Lead - Legal and Compliance, Pacific
(1973)                       AML Officer                                Investment Management Company (7/02 -
                                                                        9/04 and 11/97 - 7/99); Consultant,
                                                                        Trinity Consulting (9/01 - 2/02)
----------------------------------------------------------------------------------------------------------------

MANAGEMENT - (UNAUDITED)
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

"INDEPENDENT" TRUSTEES. The table below sets forth certain information about each of the Trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                              TERM OF                                   IN FUND         OTHER
                             POSITION(S)      OFFICE;                                   COMPLEX        DIRECTOR-
NAME, ADDRESS                   HELD         LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY    SHIPS HELD
(YEAR OF BIRTH)              WITH TRUST     TIME SERVED       DURING PAST 5 YEARS       TRUSTEE(1)     BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Benjamin F. Hammon           Chairman of    Indefinite;     Retired; Director,              3              None
225 South Lake Ave.,         the Board      Since 09/04     Institutional Equity Sales,
Suite 400, Pasadena, CA      and Trustee                    Salomon Smith Barney
91101-3005                                                  Inc. (1997-1998)
(1935)
-------------------------------------------------------------------------------------------------------------------
Wayne H. Smith               Chairman of    Indefinite;     Retired; President, Wayne       3              None
225 South Lake Ave.,         the Audit      Since 09/04     H. Smith Consulting, Inc.
Suite 400, Pasadena,         Committee                      (2002-2007); Vice
CA 91101-3005                and Trustee                    President, Financial
(1941)                                                      Services, Avery Dennison
                                                            Corporation (2001-2002);
                                                            Vice President, Financial
                                                            Services, and Treasurer,
                                                            Avery Dennison
                                                            Corporation (1999-2001)
-------------------------------------------------------------------------------------------------------------------

     (1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

MANAGEMENT - (UNAUDITED)
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

"INTERESTED" TRUSTEES. The table below sets forth certain information about each of the Trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                              TERM OF                                   IN FUND         OTHER
                             POSITION(S)      OFFICE;                                   COMPLEX        DIRECTOR-
NAME, ADDRESS                   HELD         LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY    SHIPS HELD
(YEAR OF BIRTH)              WITH TRUST     TIME SERVED       DURING PAST 5 YEARS       TRUSTEE(2)     BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------

Joel P. Fried(1)             Co-Chief          Indefinite;    Executive Vice President,     3             None
225 South Lake Ave.,         Executive         Since 09/04    Director, Portfolio
Suite 400, Pasadena,         Officer and                      Manager, and Principal
CA 91101-3005                Trustee                          PRIMECAP
(1962)                                                        Management Company

     (1) Mr. Fried is an "interested person" of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management
          Company, the investment advisor to the Trust.
     (2) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

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












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

                               Investment Advisor
                           PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101

                                        o

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                      615 East Michigan Street, 4th Floor
                           Milwaukee, Wisconsin 53202
                                        o

                                    Custodian
                               MELLON BANK, N.A.
                                One Mellon Center
                         Pittsburgh, Pennsylvania 15258

                                        o

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                        o

                                  Administrator
                         U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741

                                        o

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             515 South Flower Street
                         Los Angeles, California 90071

                                        o

                  Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                            Three Embarcadero Centre
                        San Francisco, California 94111

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

PRIMECAP, PRIMECAP ODYSSEY, AND THE PRIMECAP ODYSSEY LOGO ARE TRADEMARKS OF PRIMECAP MANAGEMENT COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(A) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not applicable.

         (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

         (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         PRIMECAP Odyssey Funds

         By                /s/ Joel P. Fried
                  --------------------------------------------------------------
                           Joel P. Fried, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         By                /s/ Howard B. Schow
                  -------------------------------------------------------------
                           Howard B. Schow, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         By                /s/ Theo A. Kolokotrones
                  --------------------------------------------------------------
                           Theo A. Kolokotrones, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By                /s/ Joel P. Fried
                  --------------------------------------------------------------
                           Joel P. Fried, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         By                /s/ Howard B. Schow
                  --------------------------------------------------------------
                           Howard B. Schow, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         By                /s/ Theo A. Kolokotrones
                  --------------------------------------------------------------
                           Theo A. Kolokotrones, Co-Chief Executive Officer

         Date              6/21/2007
                  --------------------------------------------------------------

         By                /s/ David H. Van Slooten
                   -------------------------------------------------------------
                           David H. Van Slooten, Chief Financial Officer

         Date              6/21/2007
                  --------------------------------------------------------------